Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income	$ 435.7		$ 382.2		$ 184.9
Foreign currency translation adjustments (1)	2.5	[1]	(15.0)	[1]	(26.0)	[1]
Unrealized hedging gains (losses) and other, net of tax of ($0.1), ($5.3), ($3.2)	(0.2)		(10.3)		(5.9)
Reclassification of deferred hedging (gains) losses and other, included in net income, net of tax of $3.0, $3.4 and $1.4	5.9		6.6		2.5
Total derivative instruments, net of tax of $2.9, ($1.9) and ($1.8)	5.7		(3.7)		(3.4)
Unrealized actuarial gains (losses) and prior service (costs) credits, net of tax of ($30.8), ($47.1) and ($16.8)	(57.3)		(80.3)		(23.4)
Reclassification of net actuarial and other (gain) loss and amortization of prior service costs, included in net income, net of tax of $18.4, $13.3 and $12.4	30.4		20.1		19.9
Total pension and other postretirement benefits, net of tax of ($12.4), ($33.8) and ($4.4)	26.9		60.2		3.5
Other comprehensive income (loss), net of tax	(18.7)		(78.9)		(32.9)
Comprehensive income	417.0		303.3		152.0
Less: Comprehensive income attributable to the noncontrolling interest	19.7		15.7		12.0
Comprehensive income attributable to FMC stockholders	$ 397.3		$ 287.6		$ 140.0

[1]	Income taxes are not provided on the equity in undistributed earnings of our foreign subsidiaries or affiliates since it is our intention that such earnings will remain invested in those affiliates permanently.